Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	24 Months Ended
	Oct. 31, 2024	Oct. 31, 2024		Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Nov. 15, 2022
C000238923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Federated Hermes U.S. Strategic Dividend ETF at NAV
Account Value	$ 11,740.29	$ 11,740.29		$ 11,149.27	$ 10,141.27	$ 9,852.1	$ 8,889.61	$ 9,907.81	$ 9,860.5	$ 10,410.95	$ 10,000
Average Annual Return, Percent	32.07%	8.54%	[1]
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 14,731.2072	$ 14,731.2072		$ 14,210.46607	$ 12,912.96612	$ 12,382.04471	$ 10,673.46726	$ 11,633.78357	$ 10,527.30351	$ 10,248.48178	$ 10,000
Average Annual Return, Percent	38.02%	21.85%	[1]

[1]	Commenced operations on November 15, 2022.